Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Components of Equity
Equity at beginning of period	€ 43,406	€ 42,848	€ 41,523
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,326	(1,641)	2,280
Equity at end of period	45,808	43,406	42,848
Other Components of Equity
Other Components of Equity
Equity at beginning of period	2,426	4,031	1,808
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,349	(1,605)	2,224
Equity at end of period	4,775	2,426	4,031
Exchange differences
Other Components of Equity
Equity at beginning of period	2,418	4,015	1,830
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,372	(1,597)	2,186
Equity at end of period	4,790	2,418	4,015
Reserve Of Cash Flow Hedges
Other Components of Equity
Equity at beginning of period	9	16	(22)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(24)	(8)	39
Equity at end of period	€ (15)	€ 9	€ 16